SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax	$ 137	$ 257	$ 128
Underprovision
Overprovision	(33)	(96)
Income tax expense	$ 104	$ 161	$ 128